Customer Accounts	12 Months Ended
Dec. 31, 2023
Customer Accounts Disclosure [Abstract]
Customer Accounts
16.
Customer accounts

	2022	2023
Individuals
Term deposits	3,057,870	4,316,825
Current accounts	700,957	826,328
Total due to individuals	3,758,827	5,143,153

Corporate customers
Term deposits	59,638	44,233
Current accounts	182,225	254,070

Total due to corporate customers	241,863	298,303

Total customer accounts	4,000,690	5,441,456

As at 31 December 2022 and 2023, accrued interest of KZT 29,214 million and KZT 44,044 million, respectively, was included in term deposits within customer accounts.

As at 31 December 2022 and 2023, customer accounts of KZT 42,733 million and KZT 60,260 million, respectively, were held as security against loans to customers.

As at 31 December 2022 and 2023, customer accounts of KZT 108,665 million (2.72% of total customer accounts) and KZT 97,806 million (1.80% of total customer accounts), respectively, were due to the top twenty customers.

As at 31 December 2022 and 2023, customer accounts were predominately denominated in KZT, comprising 87% and 91%, respectively and customer accounts in other foreign currencies were 13% and 9%, respectively.